Average Annual Total Returns - Eaton Vance Municipals Trust	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance California Municipal Opportunities Fund | Bloomberg California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Eaton Vance California Municipal Opportunities Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.11%	0.76%	2.29%
Eaton Vance California Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.38%)	0.18%	2.01%
Eaton Vance California Municipal Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.56%)	0.01%	1.86%
Eaton Vance California Municipal Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.97%	0.57%	1.99%
Eaton Vance California Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.15%	0.08%	1.58%
Eaton Vance California Municipal Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.21%	1.10%	2.60%
Eaton Vance Massachusetts Municipal Income Fund | Bloomberg Massachusetts Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	0.54%	2.09%
Eaton Vance Massachusetts Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Eaton Vance Massachusetts Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.79%)	(0.92%)	0.99%
Eaton Vance Massachusetts Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.82%)	(0.96%)	0.95%
Eaton Vance Massachusetts Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.87%	(0.12%)	1.37%
Eaton Vance Massachusetts Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.85%	(1.00%)	0.57%
Eaton Vance Massachusetts Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	(0.06%)	1.52%
Eaton Vance National Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Eaton Vance National Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.72%)	(0.08%)	2.11%
Eaton Vance National Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.79%)	(0.17%)	2.02%
Eaton Vance National Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.00%	0.57%	2.28%
Eaton Vance National Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.87%	(0.17%)	1.68%
Eaton Vance National Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.88%	0.84%	2.70%
Eaton Vance New York Municipal Income Fund | Bloomberg New York Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Eaton Vance New York Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.69%	0.81%	2.20%
Eaton Vance New York Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.08%)	(0.28%)	1.71%
Eaton Vance New York Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.11%)	(0.36%)	1.58%
Eaton Vance New York Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.78%	0.37%	1.88%
Eaton Vance New York Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.47%	(0.37%)	1.28%
Eaton Vance New York Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.31%	0.56%	2.24%
Eaton Vance Ohio Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Eaton Vance Ohio Municipal Income Fund | Bloomberg Ohio Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	0.59%	2.23%
Eaton Vance Ohio Municipal Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.27%)	(0.33%)	1.68%
Eaton Vance Ohio Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.28%)	(0.34%)	1.68%
Eaton Vance Ohio Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.19%	0.41%	1.98%
Eaton Vance Ohio Municipal Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.35%	(0.39%)	1.26%
Eaton Vance Ohio Municipal Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.32%	0.56%	2.23%